Earnings per share (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Weighted average outstanding shares	809,000,000	588,000,000	575,000,000
Adjustments for calculation of diluted earnings per share Treasury shares	2,000,000	0	2,000,000
Adjustments for calculation of diluted earnings per share warrants	80	0	0
Weighted - average diluted common shares	891,000,000	588,000,000	577,000,000